Financial Assets, Non-current - Additional Information (Detail) - Rockstar Consortium LLC [member]	12 Months Ended
Dec. 31, 2017 Patent
Disclosure of financial assets [line items]
Name of Acquiree	Rockstar Consortium LLC (Rockstar)
Number of patent asset	4,000
Description of acquiree	Rockstar Consortium LLC (Rockstar) is a company that was formed in 2011 by Apple, Blackberry, Ericsson, Microsoft, and Sony to purchase approximately 4,000 patent assets out of the original about 6,000 from the Nortel bankruptcy estate. On December 23, 2014, it was agreed between the owners of Rockstar and RPX Corporation (RPXC) that RPX shall purchase the remaining patents of Rockstar. The transaction occured in 2015 and after that the main part of the capital stock has been distributed to the owners. Rockstar Consortium has concluded its operations.
Nortel bankruptcy estate [member]
Disclosure of financial assets [line items]
Number of patent asset	6,000